Floating Rate Portfolio as of April 30, 2001

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Secured, Floating Rate
Interests -- 89.8%(1)

Principal
Amount                Borrower/Tranche Description                       Value
------------------------------------------------------------------------------
Advertising -- 0.4%
------------------------------------------------------------------------------
                      Lamar Media Corp.
        $  3,220,000  Term loan, maturing August 1, 2006          $  3,235,430
------------------------------------------------------------------------------
                                                                  $  3,235,430
------------------------------------------------------------------------------
Aerospace & Defense -- 1.4%
------------------------------------------------------------------------------
                      Alliant Techsystems, Inc.
        $  4,000,000  Term loan, maturing April 20, 2009          $  3,995,000
                      Dyncorp
           1,500,000  Term loan, maturing December 9, 2006           1,511,250
                      Fairchild Holdings Corporation
           3,938,331  Term loan, maturing April 30, 2006             3,810,336
                      Hexcel Corporation
           2,497,717  Term loan, maturing August 25, 2005            2,510,205
------------------------------------------------------------------------------
                                                                  $ 11,826,791
------------------------------------------------------------------------------
Auto Components -- 1.1%
------------------------------------------------------------------------------
                      Accuride Corporation
          $  852,000  Term loan, maturing January 21, 2006        $    768,930
           1,148,000  Term loan, maturing January 21, 2007           1,046,594
                      Collins & Aikman
           1,500,000  Term loan, maturing June 30, 2005              1,402,500
                      Dayco Products, LLC
           1,500,000  Term loan, maturing May 31, 2007               1,374,375
                      Exide Corporation
           2,461,583  Term loan, maturing March 18, 2005             2,227,732
                      J.L. French Automotive Castings, Inc.
           1,400,000  Term loan, maturing November 30, 2006          1,117,666
                      Venture Holdings Trust
           1,500,000  Term loan, maturing April 1, 2001              1,312,500
------------------------------------------------------------------------------
                                                                  $  9,250,297
------------------------------------------------------------------------------
Broadcast Media -- 4.7%
------------------------------------------------------------------------------
                      CanWest Media, Inc.
        $  1,846,435  Term loan, maturing May 15, 2008            $  1,847,128
           1,153,565  Term loan, maturing May 15, 2009               1,153,997
                      Corus Entertainment
           2,925,000  Term loan, maturing August 31, 2007            2,932,313
                      Discovery Communications, Inc.
          16,250,000  Term loan, maturing May 13, 2004              15,925,000
                      Entravision Communications Corp.
             950,000  Term loan, maturing December 31, 2008            954,750
                      Lin Television Corp.
           6,500,000  Term loan, maturing March 31, 2007             6,470,211
           1,496,250  Term loan, maturing September 30, 2007         1,490,639
                      Sinclair Broadcast Group, Inc.
           2,416,000  Term loan, maturing December 31, 2004          2,377,747
                      Susquehanna Media Co.
           2,730,000  Term loan, maturing June 30, 2008              2,737,679
                      Telemundo (FKA TLMD Aquisition Co.)
           2,992,405  Term loan, maturing March 31, 2007             2,981,184
------------------------------------------------------------------------------
                                                                  $ 38,870,648
------------------------------------------------------------------------------
Building and Development -- 0.7%
------------------------------------------------------------------------------
                      Lennar Corporation
        $  3,205,825  Term loan, maturing May 2, 2007             $  3,225,361
                      OLY Hightop Parent
           2,500,000  Term loan, maturing March 31, 2006             2,500,000
------------------------------------------------------------------------------
                                                                  $  5,725,361
------------------------------------------------------------------------------
Cable Television -- 11.8%
------------------------------------------------------------------------------
                      Century Cable Holdings, LLC
        $  1,000,000  Term loan, maturing June 30, 2009           $  1,000,490
           7,500,000  Term loan, maturing December 31, 2009          7,488,562
                      Charter Communications Operating, LLC.
          33,500,000  Term loan, maturing March 18, 2008            33,259,972
                      Charter Communications VIII
           5,000,000  Term loan, maturing February 2, 2008           4,995,625
                      Chelsea Communications, Inc.
           2,989,730  Term loan, maturing December 31, 2004          2,984,125
                      Falcon Holding Group, L.P.
             997,455  Term loan, maturing December 31, 2007            985,985
                      Frontiervision Operating Partners, L.P.
           4,014,895  Term loan, maturing March 31, 2006             3,992,311
                      Insight Midwest Holdings, LLC
          24,000,000  Term loan, maturing December 31, 2009         24,141,000
                      Mediacom USA, LLC
           1,500,000  Term loan, maturing September 30, 2008         1,500,470
                      RCN Corporation
           3,250,000  Term loan, maturing June 30, 2007              2,256,719
                      UCA Corp.
          16,000,000  Term loan, maturing May 15, 2007              16,020,000
------------------------------------------------------------------------------
                                                                  $ 98,625,259
------------------------------------------------------------------------------
Casinos & Gaming -- 1.8%
------------------------------------------------------------------------------
                      Alliance Gaming Corporation
          $  179,506  Term loan, maturing July 31, 2004           $    175,916
             532,978  Term loan, maturing January 31, 2005             520,986
             284,931  Term loan, maturing July 31, 2005                278,520
                      Aztar Corporation
           1,745,558  Term loan, maturing June 30, 2005              1,741,194
                      Boyd Gaming Corporation
           2,470,600  Term loan, maturing June 15, 2005              2,450,525
                      Horseshoe Gaming Holding Corp.
           6,385,340  Term loan, maturing September 30, 2006         6,399,311
                      Penn National Gaming, Inc.
           3,491,206  Term loan, maturing July 31, 2006              3,495,570
------------------------------------------------------------------------------
                                                                  $ 15,062,022
------------------------------------------------------------------------------
Chemicals -- 4.6%
------------------------------------------------------------------------------
                      Arteva B.V. (Kosa)
        $  5,782,562  Term loan, maturing December 31, 2006       $  5,823,040
                      CP Kelco U.S., Inc.
           3,750,000  Term loan, maturing March 31, 2008             3,644,531
           1,250,000  Term loan, maturing September 30, 2008         1,214,844
                      Georgia Gulf Corporation
           2,800,000  Term loan, maturing December 31, 2006          2,812,600
                      Huntsman Corporation
           2,070,000  Term loan, maturing December 31, 2004          1,964,776
                      Huntsman Int'l (FKA H. ICI)
           1,603,838  Term loan, maturing June 30, 2007              1,613,261
           1,603,838  Term loan, maturing June 30, 2008              1,613,261
                      Lyondell Petrochemical Company
          16,199,604  Term loan, maturing June 30, 2007             16,690,323
                      PMD
           3,125,000  Term loan, maturing September 30, 2008         3,144,206
------------------------------------------------------------------------------
                                                                  $ 38,520,842
------------------------------------------------------------------------------
Coal -- 0.5%
------------------------------------------------------------------------------
                      Arch Western Resources, LLC.
        $  4,000,000  Term loan, maturing May 31, 2003            $  3,900,000
                      P&L Coal Holdings Corporation
             426,494  Term loan, maturing June 30, 2006                426,494
------------------------------------------------------------------------------
                                                                  $  4,326,494
------------------------------------------------------------------------------
Commercial Services -- 1.5%
------------------------------------------------------------------------------
                      Advanstar Communications Inc.
        $  5,606,571  Term loan, maturing November 17, 2007       $  5,622,926
                      Coinmach Laundry Corporation
           2,740,426  Term loan, maturing June 30, 2005              2,738,286
                      Nationsrent, Inc.
           2,100,000  Term loan, maturing July 20, 2006              1,393,875
                      Volume Services, Inc.
           2,470,552  Term loan, maturing December 31, 2002          2,476,728
------------------------------------------------------------------------------
                                                                  $ 12,231,815
------------------------------------------------------------------------------
Communications Equipment -- 1.1%
------------------------------------------------------------------------------
                      Amphenol Corporation
        $  6,730,000  Term loan, maturing May 19, 2006            $  6,643,472
                      General Cable Corporation
             968,782  Term loan, maturing May 31, 2007                 964,342
                      Superior Telecom, Inc.
           2,000,000  Term loan, maturing November 27, 2005          1,732,858
------------------------------------------------------------------------------
                                                                  $  9,340,672
------------------------------------------------------------------------------
Computer Software & Services -- 1.1%
------------------------------------------------------------------------------
                      Computer Associates International, Inc.
        $  1,500,000  Term loan, maturing June 24, 2003           $  1,483,125
                      Paul G. Allen
           3,557,143  Term loan, maturing June 10, 2003              3,546,767
                      Titan Corporation
           3,522,642  Term loan, maturing March 31, 2006             3,531,448
             469,802  Term loan, maturing March 31, 2007               470,976
------------------------------------------------------------------------------
                                                                  $  9,032,316
------------------------------------------------------------------------------
Construction & Engineering -- 0.2%
------------------------------------------------------------------------------
                      URS Corporation
        $  1,994,924  Term loan, maturing June 9, 2006            $  1,999,911
------------------------------------------------------------------------------
                                                                  $  1,999,911
------------------------------------------------------------------------------
Containers & Packaging - Metal & Glass -- 1.2%
------------------------------------------------------------------------------
                      Ball Corporation
        $  4,834,709  Term loan, maturing March 10, 2006          $  4,844,871
                      Impress Metal Packaging Holdings B.V.
           2,000,000  Term loan, maturing December 31, 2006          1,995,000
                      Silgan Holdings Inc.
           3,217,385  Term loan, maturing June 30, 2005              3,127,903
------------------------------------------------------------------------------
                                                                  $  9,967,774
------------------------------------------------------------------------------
Containers & Packaging - Paper -- 2.4%
------------------------------------------------------------------------------
                      Gaylord Container Corporation
        $  1,542,857  Revolving Loan, maturing June 19, 2004      $  1,427,143
                      Greif Bros. Corporation
           2,000,000  Term loan, maturing February 28, 2008          2,009,000
                      Jefferson Smurfit Corporation
           2,250,000  Term loan, maturing March 31, 2005             2,242,267
                      Port Townsend Paper Corporation
             650,000  Term loan, maturing March 16, 2006               607,839
           1,000,000  Term loan, maturing March 16, 2007               980,028
                      RIC Holding, Inc.
           3,235,000  Term loan, maturing February 28, 2004          3,253,397
           2,235,000  Term loan, maturing August 28, 2004            2,247,710
                      Stone Container Corporation
           2,486,216  Term loan, maturing October 1, 2003            2,496,007
             706,276  Term loan, maturing October 1, 2004              708,925
           2,030,269  Term loan, maturing December 31, 2006          2,035,344
           1,889,731  Term loan, maturing December 31, 2006          1,894,456
------------------------------------------------------------------------------
                                                                  $ 19,902,116
------------------------------------------------------------------------------
Containers & Packaging - Plastics -- 2.8%
------------------------------------------------------------------------------
                      Crown Cork & Seal Company, Inc.
       $  20,000,000  Term loan, maturing February 4, 2002        $ 19,750,000
                      IPC, Inc.
           2,800,000  Term loan, maturing September 30, 2004         2,688,000
                      Pliant
             736,607  Term loan, maturing June 30, 2006                613,711
------------------------------------------------------------------------------
                                                                  $ 23,051,711
------------------------------------------------------------------------------
Educational Services -- 0.2%
------------------------------------------------------------------------------
                      Jostens, Inc.
        $  1,400,000  Term loan, maturing May 31, 2008            $  1,403,938
------------------------------------------------------------------------------
                                                                  $  1,403,938
------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.3%
------------------------------------------------------------------------------
                      Gentek, Inc.
        $  2,460,767  Term loan, maturing April 30, 2007          $  2,466,151
------------------------------------------------------------------------------
                                                                  $  2,466,151
------------------------------------------------------------------------------
Entertainment -- 5.4%
------------------------------------------------------------------------------
                      Blockbuster Entertainment Corp.
        $  1,326,857  Revolving Loan, maturing July 1, 2004       $  1,250,563
          18,500,000  Term loan, maturing January 1, 2005           17,679,062
                      Dreamworks Film Trust
           3,470,000  Term loan, maturing December 31, 2006          3,486,267
                      Metro-Goldwyn-Mayer Inc.
           5,930,000  Term loan, maturing December 31, 2006          5,892,196
                      Six Flags Theme Parks Inc.
          16,250,000  Term loan, maturing September 30, 2005        16,368,836
------------------------------------------------------------------------------
                                                                  $ 44,676,924
------------------------------------------------------------------------------
Environmental Services -- 1.0%
------------------------------------------------------------------------------
                      Allied Waste Industries, Inc.
          $  500,000  Term loan, maturing July 30, 2005           $    485,505
           2,830,986  Term loan, maturing July 30, 2006              2,806,804
           3,397,183  Term loan, maturing July 30, 2007              3,368,164
                      Stericycle, Inc.
           1,922,307  Term loan, maturing November 10, 2006          1,935,223
------------------------------------------------------------------------------
                                                                  $  8,595,696
------------------------------------------------------------------------------
Food Services -- 0.2%
------------------------------------------------------------------------------
                      Buffets, Inc.
          $  835,714  Term loan, maturing March 31, 2006          $    836,237
           1,139,048  Term loan, maturing March 31, 2007             1,147,354
------------------------------------------------------------------------------
                                                                  $  1,983,591
------------------------------------------------------------------------------
Food, Beverages & Tobacco -- 0.8%
------------------------------------------------------------------------------
                      Del Monte Corporation
          $  815,791  Term loan, maturing March 25, 2005          $    817,490
                      Fleming Companies, Inc.
           4,953,960  Term loan, maturing July 25, 2004              4,873,459
                      Michael Foods, Inc.
           1,000,000  Term loan, maturing March 30, 2008             1,006,875
                      Nutra Sweet (FKA Sweeteners Holdings, Inc.)
             210,305  Term loan, maturing June 30, 2007                210,480
------------------------------------------------------------------------------
                                                                  $  6,908,304
------------------------------------------------------------------------------
Health Care - Equipment & Supplies -- 1.3%
--------------------------------------------------------------------------------
                      Caremark RX, Inc
        $  1,000,000  Term loan, maturing March 15, 2006          $  1,008,438
                      Charles River Laboratories, Inc.
             880,000  Term loan, maturing February 15, 2008            883,850
                      Fisher Scientific International Inc
           1,356,919  Term loan, maturing January 21, 2006           1,360,917
           1,355,528  Term loan, maturing January 21, 2007           1,359,521
                      Stryker Corporation
             272,727  Revolvering Loan, maturing December 31, 2004     270,852
           2,709,295  Term loan, maturing December 31, 2004          2,709,295
           3,491,071  Term loan, maturing December 31, 2005          3,509,619
------------------------------------------------------------------------------
                                                                  $ 11,102,492
------------------------------------------------------------------------------
Health Care - Providers & Services -- 1.4%
------------------------------------------------------------------------------
                      Community Health Systems, Inc.
        $  1,816,156  Term loan, maturing December 31, 2003       $  1,817,432
           1,816,156  Term loan, maturing December 31, 2004          1,818,001
           1,068,622  Term loan, maturing December 31, 2005          1,070,793
                      Concentra Managed Care, Inc.
           1,130,457  Term loan, maturing December 31, 2005          1,105,022
             565,228  Term loan, maturing December 31, 2006            552,511
                      Magellan Health Services, Inc.
             219,538  Term loan, maturing February 12, 2005            218,495
             219,538  Term loan, maturing February 12, 2006            218,495
                      Quest Diagnostics, Inc.
           1,815,140  Term loan, maturing August 16, 2005            1,821,786
           1,675,521  Term loan, maturing August 16, 2006            1,681,655
                      Sybron Dental Management
             997,500  Term loan, maturing November 28, 2007          1,004,670
------------------------------------------------------------------------------
                                                                  $ 11,308,860
------------------------------------------------------------------------------
Hotels -- 3.8%
------------------------------------------------------------------------------
                      Extended Stay America
        $  2,000,000  Term loan, maturing December 31, 2003       $  1,990,000
                      KSL Recreation Group, Inc.
           2,375,258  Term loan, maturing April 30, 2005             2,369,320
           2,375,258  Term loan, maturing April 30, 2006             2,371,298
           2,000,000  Term loan, maturing April 30, 2007             2,009,376
                      Starwood Hotels & Resorts
          20,000,000  Term loan, maturing February 23, 2003         20,072,920
                      Wyndham International, Inc.
           2,667,554  Term loan, maturing June 30, 2004              2,643,100
------------------------------------------------------------------------------
                                                                  $ 31,456,014
------------------------------------------------------------------------------
Household Furnish & Appliances -- 0.8%
------------------------------------------------------------------------------
                      Sealy Mattress Company
        $  1,543,104  Term loan, maturing December 15, 2004       $  1,549,212
           1,226,589  Term loan, maturing December 15, 2005          1,231,573
           1,454,029  Term loan, maturing December 15, 2006          1,459,784
                      Simmons Company
           1,122,652  Term loan, maturing October 30, 2005           1,123,844
           1,010,531  Term loan, maturing October 30, 2006           1,013,247
------------------------------------------------------------------------------
                                                                  $  6,377,660
------------------------------------------------------------------------------
Household Products -- 0.2%
------------------------------------------------------------------------------
                      The Scotts Company
        $  2,000,000  Term loan, maturing December 31, 2007       $  2,014,028
------------------------------------------------------------------------------
                                                                  $  2,014,028
------------------------------------------------------------------------------
Insurance -- 0.9%
------------------------------------------------------------------------------
                      Acordia, Inc.
        $  1,994,859  Term loan, maturing December 31, 2004       $  1,989,871
                      Willis Corroon Corporation
             597,668  Term loan, maturing February 19, 2007            597,388
           2,650,754  Term loan, maturing February 19, 2008          2,651,860
           2,650,754  Term loan, maturing August 19, 2008            2,651,860
------------------------------------------------------------------------------
                                                                  $  7,890,979
------------------------------------------------------------------------------
Machinery -- 0.3%
------------------------------------------------------------------------------
                      Flowserve Corporation
        $  2,711,439  Term loan, maturing June 30, 2008           $  2,715,555
------------------------------------------------------------------------------
                                                                  $  2,715,555
------------------------------------------------------------------------------
Manufacturing -- 2.2%
------------------------------------------------------------------------------
                      Advanced Glassfiber Yarns LLC
        $  5,000,000  Term loan, maturing September 30, 2005      $  5,009,375
                      Dayton Superior Corporation
             610,000  Term loan, maturing September 29, 2005           612,288
                      Mueller Group, Inc.
           1,496,193  Term loan, maturing August 17, 2006            1,505,544
           1,496,193  Term loan, maturing August 17, 2007            1,505,855
           1,980,000  Term loan, maturing August 17, 2008            1,993,613
                      Neenah Foundry Company
           2,500,000  Term loan, maturing September 30, 2005         2,412,500
                      SPX Corporation
           5,218,753  Term loan, maturing December 31, 2006          5,230,172
------------------------------------------------------------------------------
                                                                  $ 18,269,347
------------------------------------------------------------------------------
Metals & Mining -- 0.2%
------------------------------------------------------------------------------
                      Stillwater Mining Company
        $  1,500,000  Term loan, maturing June 30, 2007           $  1,508,438
------------------------------------------------------------------------------
                                                                  $  1,508,438
------------------------------------------------------------------------------
Office Equipment & Supplies -- 0.7%
------------------------------------------------------------------------------
                      Buhrmann, Inc.
        $  3,318,078  Term loan, maturing December 31, 2007       $  3,331,904
                      Iron Mountain, Inc.
           2,413,950  Term loan, maturing February 28, 2006          2,439,975
------------------------------------------------------------------------------
                                                                  $  5,771,879
------------------------------------------------------------------------------
Oil & Gas -- 0.4%
------------------------------------------------------------------------------
                      Dresser, Inc.
        $  1,000,000  Term loan, maturing March 31, 2006          $  1,003,125
           1,500,000  Term loan, maturing March 31, 2007             1,502,781
                      Transmontaigne Inc.
           1,000,000  Term loan, maturing June 30, 2006                991,250
------------------------------------------------------------------------------
                                                                  $  3,497,156
------------------------------------------------------------------------------
Paper & Forest Products -- 0.6%
------------------------------------------------------------------------------
                      Bear Island Paper Company, LLC
        $  1,250,000  Term loan, maturing December 31, 2005       $  1,231,250
                      Pacifica Papers, Inc.
           3,634,913  Term loan, maturing March 5, 2006              3,642,866
------------------------------------------------------------------------------
                                                                  $  4,874,116
------------------------------------------------------------------------------
Personal Products -- 0.7%
------------------------------------------------------------------------------
                      Playtex FP, Inc.
        $  5,735,134  Term loan, maturing June 15, 2003           $  5,699,290
------------------------------------------------------------------------------
                                                                  $  5,699,290
------------------------------------------------------------------------------
Pharmaceuticals & Biotechnology -- 0.9%
------------------------------------------------------------------------------
                      Advance Paradigm, Inc.
        $  2,000,000  Term loan, maturing September 30, 2007      $  2,013,126
                      Bergen Brunswig Corporation
           4,460,620  Term loan, maturing October 19, 2001           4,486,639
                      Express Scripts, Inc.
           1,000,000  Term loan, maturing March 31, 2006               995,000
------------------------------------------------------------------------------
                                                                  $  7,494,765
------------------------------------------------------------------------------
Publishing & Printing -- 3.0%
------------------------------------------------------------------------------
                      American Media Operations Inc.
        $  5,530,000  Term loan, maturing April 1, 2007           $  5,549,012
                      Journal Register Company
           3,212,321  Term loan, maturing September 30, 2006         3,180,197
                      Morris Communications Corporation
           3,000,000  Term loan, maturing June 30, 2005              2,988,750
                      Primedia Inc.
           4,723,819  Term loan, maturing June 30, 2004              4,717,423
                      R.H. Donnelley Inc.
           2,077,980  Term loan, maturing December 5, 2005           2,064,561
           1,682,862  Term loan, maturing December 5, 2006           1,671,994
                      Reiman Publications
           1,140,965  Term loan, maturing November 30, 2005          1,147,858
                      The McClatchy Company
           3,800,173  Term loan, maturing September 10, 2007         3,787,704
------------------------------------------------------------------------------
                                                                  $ 25,107,499
------------------------------------------------------------------------------
Real Estate -- 1.9%
------------------------------------------------------------------------------
                      American Tower, L.P.
        $  3,000,000  Term loan, maturing December 31, 2006       $  2,978,202
             980,000  Term loan, maturing December 31, 2007            981,104
                      Crescent Real Estate Funding VIII
           5,730,000  Term loan, maturing May 30, 2008               5,735,375
                      Crown Castle Operating Company
           2,620,000  Term loan, maturing March 31, 2008             2,628,007
                      MeriStar Investment Partners, L.P.
           1,365,000  Term loan, maturing March 31, 2002             1,356,877
           1,132,048  Term loan, maturing March 31, 2003             1,125,528
                      Prison Realty Corporation
           1,500,000  Term loan, maturing January 1, 2004            1,328,554
------------------------------------------------------------------------------
                                                                  $ 16,133,647
------------------------------------------------------------------------------
REITs -- 0.9%
------------------------------------------------------------------------------
                      Head Acquisition
        $  2,975,030  Term loan, maturing November 8, 2002        $  2,960,154
           4,500,000  Term loan, maturing November 8, 2003           4,477,500
------------------------------------------------------------------------------
                                                                  $  7,437,654
------------------------------------------------------------------------------
Restaurants -- 1.3%
------------------------------------------------------------------------------
                      AFC Enterprises Inc
        $  2,325,817  Term loan, maturing June 30, 2004           $  2,326,786
                      Applebee's International, Inc.
           1,989,744  Term loan, maturing March 31, 2006             2,002,179
                      Domino's Inc.
           1,400,000  Term loan, maturing December 21, 2006          1,407,195
           1,400,000  Term loan, maturing December 21, 2007          1,407,195
------------------------------------------------------------------------------
                                                                  $  7,143,355
------------------------------------------------------------------------------
Retail - Food & Drug -- 4.5%
------------------------------------------------------------------------------
                      Rite Aid Funding, LLC
       $  24,350,000  Term loan, maturing August 1, 2002          $ 24,258,688
                      SDM Corporation (FKA Shoppers Acquisition
                        Corporation)
              91,673  Term loan, maturing March 30, 2008               594,470
           2,591,673  Term loan, maturing March 30, 2009             2,603,924
                      Winn-Dixie Stores
          10,000,000  Term loan, maturing March 28, 2007            10,057,810
------------------------------------------------------------------------------
                                                                  $ 37,514,892
------------------------------------------------------------------------------
Retail - Multiline -- 1.9%
------------------------------------------------------------------------------
                      Ames Merchandising Corporation
       $  15,250,000  Revolving Loan, maturing March 31, 2004     $ 15,230,938
             750,000  Term loan, maturing March 31, 2004               745,313
------------------------------------------------------------------------------
                                                                  $ 15,976,251
------------------------------------------------------------------------------
Retail - Specialty -- 0.7%
------------------------------------------------------------------------------
                      Advance Stores Company, Inc.
        $  2,800,000  Term loan, maturing April 15, 2006          $  2,733,500
                      CSK Auto, Inc.
           1,487,032  Term loan, maturing October 31, 2004           1,381,081
                      Travelcenters of America, Inc.
           1,500,000  Term loan, maturing November 8, 2008           1,512,188
------------------------------------------------------------------------------
                                                                  $  5,626,769
------------------------------------------------------------------------------
Road & Rail -- 0.6%
------------------------------------------------------------------------------
                      Kansas City Southern Industries, Inc.
        $  4,987,500  Term loan, maturing December 29, 2006       $  5,019,016
------------------------------------------------------------------------------
                                                                  $  5,019,016
------------------------------------------------------------------------------
Semiconductor Equipment & Products -- 0.1%
------------------------------------------------------------------------------
                      Semiconductor Components Industries, LLC
          $  610,000  Term loan, maturing August 4, 2006          $    558,948
             610,000  Term loan, maturing August 4, 2007               559,003
------------------------------------------------------------------------------
                                                                  $  1,117,951
------------------------------------------------------------------------------
Telecommunications - Wireline -- 2.1%
------------------------------------------------------------------------------
                      Alec Holdings, Inc.
        $  1,842,105  Term loan, maturing November 30, 2006       $  1,826,563
           1,657,895  Term loan, maturing November 30, 2007          1,643,907
                      Broadwing Inc. (FKA Cinci Bell)
          10,730,000  Term loan, maturing December 31, 2005         10,735,032
                      Fairpoint Communications, Inc. (FKA MJD)
           3,000,000  Term loan, maturing March 31, 2007             2,992,500
------------------------------------------------------------------------------
                                                                  $ 17,198,002
------------------------------------------------------------------------------
Telecommunications - Wireless -- 12.5%
------------------------------------------------------------------------------
                      American Cellular Corporation
        $  1,833,241  Term loan, maturing March 31, 2007          $  1,822,665
           2,018,484  Term loan, maturing March 31, 2008             2,006,449
                      Centennial Cellular Corp.
          10,771,894  Term loan, maturing November 30, 2006         10,719,715
          13,705,798  Term loan, maturing November 30, 2007         13,641,558
                      Dobson Operating Company
           1,956,935  Term loan, maturing December 31, 2007          1,948,618
                      Microcell Connexions
           4,470,630  Term loan, maturing March 1, 2006              4,377,029
                      Nextel Communications, Inc.
          12,000,000  Term loan, maturing March 31, 2009            11,047,500
                      Rural Cellular Corporation
           8,110,000  Term loan, maturing April 6, 2008              7,971,692
           8,110,000  Term loan, maturing April 6, 2009              7,971,692
                      Telecorp PCS
           6,220,000  Term loan, maturing January 17, 2007           6,164,605
                      Voicestream Vendor Facility
          12,000,000  Term loan, maturing June 30, 2009             11,925,000
                      Western Wireless
          24,230,000  Term loan, maturing September 30, 2008        24,159,321
                      Winstar Communications, Inc.
           1,500,000  Term loan, maturing September 30, 2007           432,188
------------------------------------------------------------------------------
                                                                  $104,188,032
------------------------------------------------------------------------------
Textiles & Apparel -- 0.3%
------------------------------------------------------------------------------
                      Pillowtex Corporation
          $  465,596  Term loan, maturing December 31, 2004       $    301,241
                      The William Carter Company
           2,500,000  Term loan, maturing October 31, 2003           2,496,875
------------------------------------------------------------------------------
                                                                  $  2,798,116
------------------------------------------------------------------------------
Theaters -- 0.1%
------------------------------------------------------------------------------
                      Regal Cinemas Inc.
          $  742,500  Revolving Loan, maturing May 27, 2004       $    648,295
------------------------------------------------------------------------------
                                                                  $    648,295
------------------------------------------------------------------------------
Utilities -- 0.7%
------------------------------------------------------------------------------
                      Western Resources Inc.
        $  5,721,350  Term loan, maturing March 17, 2003          $  5,771,412
------------------------------------------------------------------------------
                                                                  $  5,771,412
------------------------------------------------------------------------------
Total Senior, Secured, Floating Rate Interests
  (identified cost $750,416,983)                                  $748,665,532
------------------------------------------------------------------------------

Common Stocks and Warrants -- 0.0%

Shares/Rights         Security                                           Value
------------------------------------------------------------------------------
7,788  Exide Corporation*                                         $          0
------------------------------------------------------------------------------
Total Common Stocks and Warrants
  (identified cost, $0)                                           $          0
------------------------------------------------------------------------------

Commercial Paper -- 8.8%

Principal
Amount                Security                                           Value
------------------------------------------------------------------------------
$  36,711,000  Household Finance Corp., 4.65%, 5/1/01             $ 36,711,000
   36,711,000  Prudential Funding Corp., 4.65%, 5/1/01              36,711,000
------------------------------------------------------------------------------
Total Commercial Paper
  (amortized cost, $73,422,000)                                   $ 73,422,000
------------------------------------------------------------------------------
Total Investments
  (identified cost, $822,340,858)                                 $822,087,532
------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%                            $ 11,427,123
------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                        $833,514,655
------------------------------------------------------------------------------
(1) Senior secured floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at the election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of approximately three years.
  * Non-income producing.

                       See notes to financial statements

Floating Rate Portfolio as of April 30, 2001

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities
As of April 30, 2001

Assets
------------------------------------------------------------------------------
Investments, at value
  (identified cost, $823,838,983)                                 $822,087,532
Cash                                                                 6,161,166
Receivable for investments sold                                      2,110,677
Interest receivable                                                  4,570,243
Receivable from the Investment Adviser                                 125,162
Prepaid expenses                                                        19,372
------------------------------------------------------------------------------
Total assets                                                      $835,074,152
------------------------------------------------------------------------------
Liabilities
------------------------------------------------------------------------------
Payable for investments purchased                                 $  1,498,125
Payable to affiliate for Trustees' fees                                  1,130
Accrued expenses                                                        60,242
------------------------------------------------------------------------------
Total liabilities                                                 $  1,559,497
------------------------------------------------------------------------------
Net assets applicable to investors' interest in Portfolio         $833,514,655
------------------------------------------------------------------------------
Sources of Net Assets
------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals           $835,266,106
Net unrealized depreciation (computed on the basis of
   identified cost)                                                 (1,751,451)
------------------------------------------------------------------------------
Total                                                             $833,514,655
------------------------------------------------------------------------------

                       See notes to financial statements

Floating Rate Portfolio as of April 30, 2001

FINANCIAL STATEMENTS (Unaudited)

Statement of Operations
For the Six Months Ended April 30, 2001
Investment Income
------------------------------------------------------------------------------
Interest                                                           $16,598,454
------------------------------------------------------------------------------
Total investment income                                            $16,598,454
------------------------------------------------------------------------------
Expenses
------------------------------------------------------------------------------
Investment adviser fee                                            $  1,140,895
Trustees' fees and expenses                                              1,130
Custodian fee                                                           48,461
Legal and accounting services                                           36,854
Miscellaneous                                                           38,717
------------------------------------------------------------------------------
Total expenses                                                    $  1,266,057
------------------------------------------------------------------------------
Deduct --
  Preliminary allocation of expenses to the Investment Adviser    $    125,162
  Preliminary reduction of investment adviser fee                      214,781
------------------------------------------------------------------------------
Total expense reductions                                          $    339,943
------------------------------------------------------------------------------
Net expenses                                                      $    926,114
------------------------------------------------------------------------------
Net investment income                                             $ 15,672,340
------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                 $     62,694
------------------------------------------------------------------------------
Net realized gain                                                 $     62,694
------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                             $ (1,582,567)
------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)              $ (1,582,567)
------------------------------------------------------------------------------
Net realized and unrealized loss                                  $ (1,519,873)
------------------------------------------------------------------------------
Net increase in net assets from operations                        $ 14,152,467
------------------------------------------------------------------------------

                       See notes to financial statements


Floating Rate Portfolio as of April 30, 2001

FINANCIAL STATEMENTS (CONT'D)

Statements of Changes in Net Assets
                                                          Six Months Ended
Increase (Decrease)                                       April 30, 2001           Period Ended
in Net Assets                                             (Unaudited)              October 31, 2000(1)
-----------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                $  15,672,340                $     993,319
  Net realized gain (loss)                                    62,694                       (5,550)
  Net change in unrealized appreciation
    (depreciation)                                        (1,582,567)                    (168,884)
-------------------------------------------------------------------------------------------------
Net increase in net assets from operations             $  14,152,467                $     818,885
-------------------------------------------------------------------------------------------------
Capital transactions --
  Contributions                                        $ 762,244,489                $ 145,938,800
  Withdrawals                                            (88,778,381)                    (861,605)
-------------------------------------------------------------------------------------------------
Net increase in net assets from capital transactions   $ 673,466,108                $ 145,077,195
-------------------------------------------------------------------------------------------------
Net increase in net assets                             $ 687,618,575                $ 145,896,080
-------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------
At beginning of period                                 $ 145,896,080                $        --
-------------------------------------------------------------------------------------------------
At end of period                                       $ 833,514,655                $ 145,896,080
-------------------------------------------------------------------------------------------------
(1) For the period from the start of business, September 5, 2000, to October 31, 2000.

                       See notes to financial statements

Floating Rate Portfolio as of April 30, 2001

Supplementary Data
                                                                   Six Months Ended
                                                                    April 30, 2001     Year Ended October 31,
                                                                     (Unaudited)               2000(1)
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
  Net expenses                                                          0.46%(2)               0.04%(2)
  Net investment income                                                 7.82%(2)               8.49%(2)
Portfolio Turnover                                                        13%                     3%
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                           $833,515               $145,896
--------------------------------------------------------------------------------------------------------------
+The operating expenses of the Portfolio reflect a reduction of the investment adviser fee and a allocation of expenses to the
 Investment Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
  Expenses                                                              0.63%(2)               0.79%(2)
  Net investment income                                                 7.65%(2)               7.74%(2)
--------------------------------------------------------------------------------------------------------------
(1) For the period from the start of business, September 5, 2000, to October 31, 2000.
(2) Annualized.

                       See notes to financial statements

Floating Rate Portfolio as of April 30, 2001

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  The Floating Rate Portfolio (the Portfolio) is registered under the
  Investment Company Act of 1940 as a non-diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 19, 2000, seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- The Portfolio's investments are in interests in senior secured floating rate loans (Senior Loans). The Portfolio's investment adviser, Boston Management and Research (BMR) a wholly-owned subsidiary of Eaton Vance Management (EVM), has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by a pricing service. Other Senior Loans are valued at fair value by the BMR under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Fair valued securities are marked daily as well. Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. The Portfolio will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Portfolio will begin amortizing discount and premium on debt securities effective November 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio. The impact of this accounting change has not been determined but will result in an increase to cost of securities and a corresponding decrease in net unrealized appreciation/depreciation based on securities held as of April 30, 2001. Facility fees received are recognized as income over the expected term of the loan.

  C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

  E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  F Other -- Investment transactions are accounted for on a trade date basis.

  G Interim of Financial Statements -- The interim financial statements relating to April 30, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The investment adviser fee is earned by BMR, as compensation for management and investment advisory services rendered to the Portfolio. The fee is equivalent to 0.575% annually of the Portfolio's average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level.
  For the six months ended April 30, 2001, the fee was equivalent to 0.575% (annualized) of the Portfolio's average net assets for such period and amounted to $1,140,895. To enhance the net income of the Portfolio the Adviser made a preliminary reduction of the investment adviser fee of $214,781. In addition, the investment adviser was allocated, on a preliminary basis, $125,162 of the Portfolio's operating expenses.

  Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2001, no significant amounts have been deferred. Certain officers and Trustees of the Portfolios are officers of the above organizations.

  During the six months ended April 30, 2001 the Portfolio engaged in purchase transactions with other funds that also utilize BMR, or an affiliate of BMR, as an investment adviser. These purchase transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to $512,342,197.

3 Investments
--------------------------------------------------------------------------------
  The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the six months ended April 30, 2001 aggregated $702,875,874 and $53,667,463 respectively.

4 Line of Credit
--------------------------------------------------------------------------------
  The Portfolio participates with other portfolios managed by BMR in a $600 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices.
  Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. In addition, a fee computed at the annual rate of 0.10% of the daily unused portion of the line of credit is allocated among the participating portfolios at the end of each quarter. As of April 30, 2001, the Portfolio had no borrowings outstanding. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2001.

5 Federal Income Tax Basis of Investments
--------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in the value of the investments owned at April 30, 2001, as computed on a federal income tax basis, were as follows:
  Aggregate cost                                               $823,838,983
  -------------------------------------------------------------------------
  Gross unrealized appreciation                                $920,553,594
  Gross unrealized depreciation                                (922,305,045)
  -------------------------------------------------------------------------
  Net unrealized depreciation                                  $ (1,751,451)
  -------------------------------------------------------------------------

Floating Rate Portfolio

Officers

JAMES B. HAWKES
President and Trustee


SCOTT H. PAGE
Vice President and
Co-Portfolio Manager

PAYSON F. SWAFFIELD
Vice President and
Co-Portfolio Manager


JAMES L. O'CONNOR
Treasurer


ALAN R. DYNNER
Secretary

Trustees

JESSICA M. BIBLIOWICZ
President and Chief Executive Officer,
National Financial Partners


DONALD R. DWIGHT
President, Dwight Partners, Inc.

SAMUEL L. HAYES, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration


NORTON H. REAMER
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation


LYNN A. STOUT
Professor of Law,
Georgetown University Law Center

JACK L. TREYNOR
Investment Adviser and Consultant

INVESTMENT ADVISER OF FLOATING RATE PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116